Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000005174 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	15.44%	35.23%	15.47%	12.79%
C000005171 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	9.24%	27.82%	13.94%	11.89%
C000005171 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	15.30%	34.90%	15.18%	12.49%
C000005173 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	13.86%	32.90%	14.33%	11.80%
C000005173 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	14.86%	33.90%	14.33%	11.80%
C000198228 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	15.56%	35.35%	15.54%	12.83%
C000005175 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	15.16%	34.62%	14.91%	12.20%
C000005184 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	14.12%	30.37%	11.63%	9.98%
C000005181 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	8.00%	23.21%	10.15%	9.10%
C000005181 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	13.98%	30.03%	11.35%	9.69%
C000005183 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	12.53%	28.06%	10.52%	9.03%
C000005183 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	13.53%	29.06%	10.52%	9.03%
C000198229 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	14.17%	30.42%	11.69%	10.02%
C000005185 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	13.82%	29.71%	11.07%	9.41%
C000051321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	2.59%	5.38%	3.38%	3.99%
C000051319 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	(2.96%)	(0.45%)	2.01%	3.16%
C000051319 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	2.41%	5.07%	3.12%	3.72%
C000051320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	1.04%	3.18%	2.35%	3.13%
C000051320 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	2.04%	4.18%	2.35%	3.13%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	15.83%	34.40%	15.58%	13.16%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	14.05%	29.56%	10.84%	9.32%
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent	2.56%	5.32%	2.41%	1.73%